15007766

Nasdaq

Received SEC

JUN 15 2015

Washington, DC 20549

001-38887

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

June 15, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNYS

Dear Mr. Thomas:

This is to certify that on June 15, 2015, The Nasdaq Stock Market (the "Exchange") received from Orion Energy Systems, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, no par value
(including the accompanying Common Share Purchase Rights)

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of the registration, and we hereby join in such request.

Sincerely,

William Slattery